UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

Thomas Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Date of fiscal year end: May 31

Date of reporting period: May 31, 2007

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

ANNUAL REPORT DATED MAY 31, 2007

CONTENTS

Letter to Shareholders	1-3

Financial Statements

Schedule of Investments
Capital Income Fund	5-6
Growth Fund	8
Income Fund	10
Multiple Index Fund	12
Value Fund	14-15

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18-19

Financial Highlights
Capital Income Fund	20-22
Growth Fund	23-24
Income Fund	25-26
Multiple Index Fund	27-28
Value Fund	29-30

Notes to Financial Statements	31-36

Report of Independent Auditors	37

Expense Examples	44

Other Information	46

Dear Fellow Shareholders:

The global bull rages on, as both domestic and international stock markets have continued to increase significantly during the fiscal year ended May 31, 2007. Past performance is never indicative of future returns. With that said, expansive equity performance has continued its recovery path from the bear market of 2000-2002.

We believe that core earnings growth, relatively modest price/earnings multiples for equities, and ample pools of under invested global capital bode well for long term growth with liquidity driven expansion. Major market indices enjoyed strong returns during the period.

The table below shows performance of the funds along with broad global market indices.

Class A Shares	Investment Category	Fiscal Year Ended May 31, 2007
Capital Income Fund	Total Market (Growth & Income)	32.42%
Growth Fund	Total Market (Growth)	24.73%
Income Fund	Total Market (Income)	4.84%
Multiple Index Fund	Total Market (Core)	31.48%
Value Fund	Total Market (Value)	28.80%

Market Indices
S&P 500 Index	Large Cap	22.79%
Dow Jones Industrial Average	Large Cap	24.04%
Russell 2000 Index	Small Cap	18.93%
NASDAQ Composite Index	U.S. Domestic	19.53%
Dow Jones World Stock Index	Major Countries	25.85%
Lehman Brothers Long Govt. Bond Index	Long Term Bonds	7.83%
Lehman Brothers Intermediate Govt. Bond Index	Intermediate Bonds	5.47%

ECONOMICS OVERVIEW

Domestic Economics

We remain positive on the US equity outlooks and cautious on the medium-term outlook for bonds. We believe that US corporate profit growth, low US jobless claims, tight credit spreads, leveling of commodity prices, and the broad-based equity advances with stable price/earnings multiples are good reasons why a liquidity-driven economic expansion will continue for the remainder of 2007. We think it would be a mistake to underestimate these powerful economic trends. While skeptics for long term expansion will expect trends to either stop or go beyond reasonable limits, we believe a best case scenario will see moderate growth with moderate inflation. Though we don’t anticipate trends for ever higher interest rates, we are mindful of money supply growth rates and stubbornly high inflation. The Fed’s objective, to gradually slow the economy, is never going to be appreciated without some pain. It seems that those who watch the markets most closely don’t trust free market adjustments that are orchestrated by our Federal Reserve. Yet, after three years of rising stock prices, our markets have often been outperformed by other less productive assets like gold, commodities, and land. We believe this could indicate a catch-up phase for equities, as the focus shifts from the devaluation of world currencies after 9/11 thus triggering a pure inflation-related repricing of hard assets to the global growth benefits of plentiful liquidity (which should have more long-lasting benefits for equities rather than hard assets).

International Economics

We expect interest rates to continue rising in Europe, the UK and China, and to be joined by the Fed and the Bank of Japan in the second half. Once US interest rates’ expectations rise towards neutral, we expect an inflection point toward dollar strength, US equity outperformance over foreign equities, and big cap outperformance over small-cap. But we think that rate hikes will have less impact on the economy than the consensus, more a continuation of the 2004-2006 nonresponse to rate hikes.

STRATEGIES AFFECTING FISCAL YEAR 2007 RESULTS

There is really no reliable way to know at the beginning of a given time period the identity of the investment losers and winners at the end of the period. Superior investment performance can be identified as superior, by definition, only after it has occurred. During the fiscal year, our portfolios benefited from broad diversification of holdings. Each of our five funds is designed to capture the advantages of being diversified and invested in a particular category of the market. The Efficient Frontier is loaded with opportunities in growth, value, dividend and debt producing securities, and, of course, let’s not forget the core of the market represented in our Multiple Index Fund. Because of our broad diversification, no one position will sink the ship or send us to the stars. But a better way to look at it is that a portfolio of above average holdings should have above average results. The most significant reason for our success is our structure. As a result of our intense quantitative and qualitative research, the largest part of our assets is invested in underlying funds, and roughly one-third of our assets are invested directly in other securities. During this period, we were fortunate to have captured significant opportunities in securities that were selling at prices well below their true intrinsic value or future earnings prospects. Secondly, we were able to allocate fund assets among some of the most productive areas in our global marketplace. Double digit returns were achieved in our investment operations in the European, Pacific Rim, and emerging markets. Finally, our selection process proved favorable in over thirty global markets that we included in this year’s investment operations.

Uncertainty implies risk. Ordinarily the best way of managing the problems encountered by all investors is to diversify portfolios broadly. That is, investors should diversify because they do not know what is going to happen to a particular stock (or a small group of stocks, or even an asset class) in the future. Perhaps the motto of a prudent investor should be, “I can not foretell the future—therefore I diversify.” In short, diversification is the antidote to uncertainty.

GOING FORWARD

We expect bonds to continue underperforming stocks as part of the healthy multi-year reflation process. The yield on the ten-year Treasury note averaged 4.01% in 2003, 4.27% in 2004, 4.29% in 2005, and 4.79% in 2006. We expect the average bond yield to continue rising as the effects of the 1997-2001 strong-dollar deflation gradually wear off. The year-to-date average is only 4.68%, but the May 23 close at 4.86%, if sustained, will raise the average in line with our expectations.

We believe that the recent rise of market valuations that started at the end of summer of 2006 is probably a good sign of a healthy market ahead. These trends develop slowly and last longer than most people expect. We emphasize the sturdy basis for this expansion: low unemployment, strong corporate balance sheets, and excellent growth prospects are being valued in the market at earnings multiples similar to those of average companies. Although no one can predict the exact moment when these trends will change, we strongly believe that the market will recognize these differences in fundamentals by establishing premium market values for quality businesses, including many of our holdings.

The level of diversification of securities, markets, and managers has been found to directly correlate to risk and return. It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management and thorough communication of both risks and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	Portfolio Manager
Chief Investment Officer
Portfolio Manager

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal/ Shares	Value

COMMON STOCKS — 30.4%
Auto Parts & Accessories — 1.7%
Standard Motor Products, Inc.	35,000	$544,250

Auto/Truck — 2.1%
Pacaar, Inc.	7,500	654,225

Banks — 3.4%
Citi Group	9,000	490,410
J.P. Morgan Chase & Co.	11,000	570,130

		1,060,540

Beverages — 3.5%
Cadbury Schweppes PLC	12,000	676,320
Coca Cola Co.	8,000	423,920

		1,100,240

Diversified Technology — 1.7%
Honeywell International, Inc.	9,000	521,190

Drugs — 3.2%
GlaxoSmithKline PLC	9,000	469,620
Pfizer, Inc.	19,000	522,310

		991,930

Financial Services — 1.5%
Barclays PLC	8,000	457,840

Food Products — 0.4%
Kraft Foods, Inc.	4,152	140,504

Heavy Machinery/Equipment — 1.9%
Deere & Company	5,000	602,350

Insurance — 1.7%
AXA Group	12,000	524,280

Tobacco — 1.3%
Altria Group	6,000	426,600

Utilities — Electric — 4.0%
Endesa S.A.	9,000	483,390
TransAlta Corp.	29,000	767,340

		1,250,730

Utilities — Telecommunications — 4.0%
A T & T, Inc.	17,000	702,780
Philippine Long Distance Telephone	10,000	563,100

		1,265,880

Total Common Stocks (cost $7,354,167)		9,540,559

	Principal/ Shares	Value

CLOSED END FUNDS — 2.6%
Latin American Discovery Fund	26,500	$823,090

Total Closed End Funds (cost $311,228)		823,090

CORPORATE BONDS — 2.3%
Merrill Lynch & Co., 10.0%, due 4/5/2019	$700,000	700,000

Total Corporate Bonds (cost $700,000)		700,000

EXCHANGE TRADED FUNDS — 47.5%
i Shares Cohen & Steers Realty Major	9,000	920,610
i Shares Dow Jones Select Dividend Index	19,000	1,422,720
i Shares Dow Jones U.S. Utilities Index	15,000	1,530,900
i Shares S&P Global Energy Sector	8,800	1,097,184
i Shares S&P/TOPIX 150	8,600	1,109,916
PowerShares High Yield Equity Dividend Trust	63,000	1,003,590
Ultra Dow 30 Proshares	20,000	1,947,600
Ultra Midcap 400 Proshares	21,000	2,077,740
Ultra QQQ Proshares	20,000	1,896,400
Ultra S&P 500 Proshares	19,500	1,923,675

Total Exchange Traded Funds (cost $10,870,927)		14,930,335

FOREIGN EXCHANGE TRADED FUNDS — 15.9%
Asia 50 ADR Index Fund	18,000	619,380
i Shares MSCI Brazil	18,000	1,069,200
i Shares MSCI Canada	36,500	1,096,460
i Shares MSCI Pacific Ex-Japan	4,500	648,720
i Shares MSCI Taiwan	35,000	511,000
i Shares S&P Latin America 40	5,000	1,052,000

Total Foreign Exchange Traded Funds (cost $2,731,143)		4,996,760

Total Investments — 98.7% (cost $21,967,465)		30,990,744

Other Assets in Excess of Liabilities — 1.3%		410,240

Net Assets — 100.0%		$31,400,984

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2007

* Cost for Federal income tax purposes $21,972,936.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	9,017,808

Excess of tax cost over value	0

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

	Shares	Value

COMMON STOCKS — 26.5%
Airlines — 1.0%
SkyWest, Inc.	25,000	$688,250

Communications — 3.2%
CommScope, Inc.†	40,000	2,189,200

Computers — 3.2%
Autodesk, Inc.†	15,000	681,750
Digital River, Inc.†	16,000	822,720
Palm, Inc.†	41,000	667,890

		2,172,360

Drugs — 1.0%
Endo Pharmaceuticals†	19,000	671,080

Financial Services — 1.6%
Blackrock, Inc.	7,000	1,074,780

Industrial Services — 1.0%
CSG Systems International†	23,000	639,400

Instruments & Controls — 3.1%
FLIR Systems, Inc.†	33,000	1,364,880
Rofin-Sinar Technologies, Inc.†	11,000	742,500

		2,107,380

Insurance — 2.0%
ACE Ltd.	11,000	677,270
MetLife, Inc.	10,000	680,000

		1,357,270

Leisure/Toys/Recreation — 1.1%
THQ, Inc.†	21,000	716,100

Machine Tool — 1.1%
Actuant Corp.	13,000	723,190

Medical Instruments/Supplies — 1.1%
PolyMedica Corporation	18,000	731,880

Office Products/Services — 3.4%
j2 Global Communications, Inc.†	24,000	799,920
Nuance Communications, Inc.†	89,000	1,488,970

		2,288,890

Publishing — 1.0%
Consolidated Graphics, Inc.†	9,000	653,400

Retailers/Specialty — 1.0%
Tractor Supply Co.†	12,000	638,520

Securities Brokers/Investment Banking — 1.0%
Lazard Ltd.	13,000	700,440

	Shares	Value
Utilities — Telecommunications — 0.7%
Vimpel Communications	5,000	$514,050

Total Common Stocks (cost $12,607,506)		17,866,190

EXCHANGE TRADED FUNDS — 40.2%
PowerShares Zacks Micro Cap	108,000	2,037,960
Ultra Dow 30 Proshares	38,900	3,788,082
Ultra Midcap 400 Proshares	43,000	4,254,420
Ultra QQQ Proshares	42,000	3,982,440
Ultra S&P 500 Proshares	38,400	3,788,160
Vanguard Financial ETF	29,000	1,946,190
Vanguard Growth ETF	33,000	2,078,670
Vanguard Health Care ETF	23,000	1,435,430
Vanguard Info Tech ETF	28,000	1,603,840
Vanguard Small Cap ETF	30,000	2,236,500

Total Exchange Traded Funds (cost $20,548,181)		27,151,692

FOREIGN EXCHANGE TRADED FUNDS — 32.6%
Asia 50 ADR Index Fund	44,000	1,514,040
i Shares MSCI — Australia	78,300	2,188,485
i Shares MSCI EAFE Growth Index	44,400	3,374,400
i Shares MSCI — Hong Kong	114,000	1,915,200
i Shares MSCI — Japan	118,300	1,729,546
i Shares MSCI — Sweden	66,700	2,441,887
i Shares MSCI — Taiwan	128,800	1,880,480
i Shares S&P Latin America 40	12,000	2,524,800
StreetTRACKS DJ Europe Strategic 50	35,500	2,185,025
Vanguard Emerging Markets ETF	26,000	2,270,320

Total Foreign Exchange Traded Funds (cost $16,532,614)		22,024,183

Total Investments — 99.3% (cost $49,688,301)		67,042,065
Other Assets in Excess of Liabilities — 0.7%		502,769

Net Assets — 100.0%		$67,544,834

* Cost for Federal income tax purposes $49,688,301.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	17,353,764

Excess of tax cost over value	0

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal/ Shares	Value

CLOSED END FUNDS — 5.1%
DWS Multi Market Income Trust	20,000	$202,800
Neuberger Berman Income Opportunity Fund	13,000	228,800
Pioneer High Income Trust	12,000	218,760

Total Closed End Funds (cost $605,031)		650,360

COMMON STOCKS — 4.2%
Australia and New Zealand Banking	2,300	275,724
Bank of Montreal	4,000	266,840

Total Common Stocks (cost $533,591)		542,564

CORPORATE BONDS — 53.4%
Autos/Auto Parts & Accessories — 4.1%
Daimler Chrysler North America Holding Corp., 7.2%, due 9/1/2009	$500,000	517,039

Banks/Savings & Loans — 7.8%
U S Bank NA, 5.7%, due 12/15/2008	500,000	502,188
Washington Mutual, Inc., 4.375%, due 1/15/2008	500,000	496,728

		998,916

Computer/Hardware — 3.8%
IBM Corp., 4.25%, due 9/15/2009	500,000	488,415

Financial Services — 17.8%
CIT Group, Inc., 4.0%, due 5/8/2008	400,000	394,775
Countrywide Home Loan, 3.25%, due 5/21/2008	400,000	391,349
International Lease Finance Corp., 6.375%, due 3/15/2009	500,000	507,922
HSBC Finance Corp., 5.0%, due 12/15/2008	1,000,000	987,326

		2,281,372

Household Products — 3.9%
Proctor & Gamble Co., 4.3%, due 8/15/2008	500,000	493,789

Oil & Gas Exploration/Production — 4.1%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	500,000	518,250

Retail — Department Stores — 4.0%
Wal-Mart Stores, 6.875%, due 8/10/2009	500,000	515,672

	Principal/ Shares	Value
Securities Brokers — 7.9%
Goldman Sachs Group, 6.65%, due 5/15/2009	$500,000	$511,523
Merrill Lynch & Co., 10.0%, due 4/5/2019	500,000	500,000

		1,011,523

Total Corporate Bonds (cost $6,908,499)		6,824,976

EXCHANGE TRADED FUNDS — 12.9%
First Trust Morningstar Dividend Leaders Index	8,300	206,670
PowerShares International Dividend Achievers Portfolio	10,500	218,400
Vanguard Dividend Appreciation ETF	3,600	206,676
Vanguard Financials ETF	3,000	201,330
Vanguard Large-Cap ETF	3,000	205,350
Vanguard REIT Vipers	2,300	181,953
Vanguard Utilities ETF	2,500	218,675
WisdomTree Europe High-Yielding Equity Fund	3,000	205,260

Total Exchange Traded Funds (cost $1,583,587)		1,644,314

U.S. GOVERNMENT AND AGENCY NOTES — 19.2%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	991,913
U. S. Treasury Stripped Interest Payment, due 11/15/2014	2,110,000	1,469,676

Total U.S. Government and Agency Notes (cost $2,466,856)		2,461,589

Total Investments — 94.8% (cost $12,097,564)		12,123,803

Other Assets in Excess of Liabilities — 5.2%		662,438

Net Assets — 100.0%		$12,786,241

* Cost of Federal income tax purposes $12,097,564.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	152,181

Excess of tax cost over value	125,942

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

	Shares	Value

EXCHANGE TRADED FUNDS — 46.8%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	$1,415,800
i Shares Dow Jones U.S. Financial Sector	18,000	2,177,100
i Shares Dow Jones U.S. Financial Services	10,000	1,360,800
i Shares Goldman Sachs Networking†	28,500	988,380
i Shares Goldman Sachs Software†	19,000	923,780
SPDR — Financial Select Sector	35,000	1,325,100
SPDR — Materials Select Sector	35,000	1,427,650
SPDR — Utilities Select Sector	52,000	2,175,160
Ultra Dow 30 Proshares	19,500	1,898,910
Ultra Midcap 400 Proshares	21,000	2,077,740
Ultra QQQ Proshares	21,000	1,991,220
Ultra S&P 500 Proshares	20,000	1,973,000
Vanguard Materials ETF	6,000	508,500

Total Exchange Traded Funds (cost $15,519,830)		20,243,140

FOREIGN EXCHANGE TRADED FUNDS — 52.1%
i Shares MSCI — Australia	47,000	1,313,650
i Shares MSCI — Austria	25,000	1,029,250
i Shares MSCI — Brazil	27,000	1,603,800
i Shares MSCI EAFE Index	28,000	2,268,280
i Shares MSCI — France	16,000	621,120
i Shares MSCI — Italy	26,000	930,800
i Shares MSCI — Japan	75,000	1,096,500
i Shares MSCI — Mexico	24,000	1,506,960
i Shares MSCI — Pacific Ex-Japan	9,000	1,297,440
i Shares MSCI — Singapore	118,000	1,616,600
i Shares MSCI — Spain	26,000	1,559,480
i Shares MSCI — Sweden	37,000	1,354,570
i Shares MSCI — Taiwan	61,000	890,600
i Shares MSCI — United Kingdom	41,000	1,039,350
i Shares S&P Europe 350	8,000	939,440
Vanguard Emerging Markets	40,000	3,492,800

Total Foreign Exchange Traded Funds (cost $14,528,436)		22,560,640

Total Investments — 98.9% (cost $30,048,266)		42,803,780

Other Assets in Excess of Liabilities — 1.1%		458,677

Net Assets — 100.0%		$43,262,457

* Cost for Federal income tax purposes $30,048,266.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	12,755,514

Excess of tax cost over value	0

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2007 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal/ Shares	Value

COMMON STOCKS — 64.9%
Aerospace/Defense — 2.2%
Boeing Company	10,000	$1,005,900

Banks — 5.7%
ABN Amro Holding N.V.	20,000	959,400
Citi Group	15,000	817,350
Wachovia Corp.	15,000	812,850

		2,589,600

Basic Materials — 7.7%
Alcoa, Inc.	27,000	1,114,560
Nucor Corporation	15,000	1,013,100
Tredegar Corporation	61,000	1,409,710

		3,537,370

Computers — 2.2%
Ingram Micro, Inc.†	49,000	1,015,280

Electrical Equipment — 3.4%
Belden CDT, Inc.	27,000	1,546,020

Energy — 4.8%
ENSCO International, Inc.	16,000	969,120
Magellan Midstream Partners, L.P.	26,000	1,205,620

		2,174,740

Financial Services — 7.2%
American Express Company	15,000	974,700
Eaton Vance Corp.	28,000	1,228,920
Franklin Resources, Inc.	8,000	1,085,920

		3,289,540

Heavy Machinery/Equipment — 3.4%
Deere & Company	13,000	1,566,110

Insurance — 4.2%
American National Insurance	7,000	1,007,580
White Mountains Insurance Group Ltd.	1,500	901,125

		1,908,705

Packaging/Containers — 3.1%
Silgan Holdings, Inc.	25,000	1,443,000

	Principal/ Shares	Value
Securities Brokers/Investment Banking — 13.8%
A. G. Edwards, Inc.	12,000	$1,057,920
Charles Schwab Corp.	48,000	1,078,560
Chicago Mercantile Exchange Holdings	1,600	849,600
Goldman Sachs Group, Inc.	6,000	1,384,920
Lehman Brothers Holdings, Inc.	14,000	1,027,320
Merrill Lynch & Co., Inc.	10,000	927,300

		6,325,620

Transportation — Equipment/Leasing — 5.2%
CIT Group, Inc.	21,000	1,258,530
Frontline Ltd.	25,000	1,145,000

		2,403,530

Utilities — Telecommunications — 2.0%
Citizens Communications Co.	57,200	906,620

Total Common Stocks (cost $21,771,758)		29,712,035

CORPORATE BONDS — 1.5%
Merrill Lynch & Co., 10.0%, due 4/5/2019	$700,000	700,000

Total Corporate Bonds (cost $700,000)		700,000

EXCHANGE TRADED FUNDS — 18.1%
Ultra Dow 30 Proshares	20,500	1,996,290
Ultra Midcap 400 Proshares	22,500	2,226,150
Ultra QQQ Proshares	21,500	2,038,630
Ultra S&P 500 Proshares	20,500	2,022,325

Total Exchange Traded Funds (cost $6,115,135)		8,283,395

FOREIGN EXCHANGE TRADED FUNDS — 13.6%
BLDRS Developed Markets 100 ADR Index	45,000	1,453,050
i Shares MSCI — Brazil	16,000	950,400
i Shares MSCI — South Korea	26,000	1,510,860
i Shares S&P Latin America 40	6,000	1,262,400
Market Vectors Russia ETF†	28,000	1,053,080

Total Foreign Exchange Traded Funds (cost $4,904,275)		6,229,790

Total Investments — 98.1% (cost $33,491,168)		44,925,220

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal/ Shares	Value

Other Assets in Excess of Liabilities — 1.9%		$882,960

Net Assets — 100.0%		$45,808,180

* Cost for Federal income tax purposes $33,491,168.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	11,454,681

Excess of tax cost over value	20,629

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2007

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $21,967,465; $49,688,301; $12,097,564; $30,048,266; and $33,491,168, respectively)	$30,990,744	$67,042,065	$12,123,803	$42,803,780	$44,925,220
Cash	415,532	648,429	571,528	544,414	933,510
Dividends and interest receivable	53,903	2,350	119,791	1,622	51,264
Receivable for shareholder purchases	1,000	7,660	2,000	5,000	6,000
Receivable for securities sold					2,112,757
Other assets	5,784	12,980	2,613	7,768	8,292

Total assets	31,466,963	67,713,484	12,819,735	43,362,584	48,037,043

Liabilities
Payable for shareholder redemptions	3,000	8,581	3,000	10,000	13,000
Accrued distribution fees	19,404	51,958	10,226	31,687	30,916
Accrued advisory fees	15,722	56,419	4,336	25,271	34,155
Accrued accounting service fees	3,595	3,481	3,025	3,278	3,296
Payable for securities purchased					2,116,107
Other accrued expenses	24,258	48,211	12,907	29,891	31,389

Total liabilities	65,979	168,650	33,494	100,127	2,228,863

Net assets	$31,400,984	$67,544,834	$12,786,241	$43,262,457	$45,808,180

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	140,012	383,813	69,868	291,212	232,713

Net asset value per share	$23.88	$14.12	$10.31	$18.45	$19.15

Maximum offering price per share	$25.34	$14.98	$10.94	$19.58	$20.32

Primary Class: Shares outstanding	788,224	4,549,588	1,194,619	2,117,636	2,231,026

Net asset value per share	$23.33	$13.65	$10.10	$17.89	$18.53

Class D: Shares outstanding	408,711

Net asset value per share	$23.66

Net assets consist of
Paid-in capital	$21,851,011	$48,920,939	$13,461,598	$29,441,047	$31,372,311
Accumulated net investment income (loss)	232,857	—	118,356	169,313	12,791
Accumulated net realized gain (loss) from security transactions	293,837	1,270,131	(819,952)	896,583	2,989,026
Unrealized appreciation on investments	9,023,279	17,353,764	26,239	12,755,514	11,434,052

Net assets applicable to outstanding shares of beneficial interest	$31,400,984	$67,544,834	$12,786,241	$43,262,457	$45,808,180

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Year Ended May 31, 2007

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$1,074,454	$1,298,085	$132,104	$1,078,657	$1,000,413
Interest	34,758	61,428	485,052	34,649	61,700

Total income	1,109,212	1,359,513	617,156	1,113,306	1,062,113

Expenses
Investment advisory fees	163,628	604,373	49,142	257,410	354,933
Distribution fees:
Primary Class	151,968	558,306	116,907	323,100	320,307
Class D	46,423
Accounting service fees	42,727	41,043	36,229	38,677	38,944
Transfer agent fees	67,846	80,088	50,545	63,137	58,744
Custodial fees	4,205	7,552	3,477	4,441	5,112
Professional fees	45,504	99,409	20,824	60,899	64,385
Registration fees	26,240	23,616	25,452	25,182	22,902
Trustee fees	4,810	25,881	3,610	5,610	5,810
Insurance	14,642	35,058	7,324	20,069	22,193
Shareholder reports	6,232	15,570	3,451	6,665	8,041
Miscellaneous	15,325	26,283	11,734	15,968	16,339

Total operating expenses	589,550	1,517,179	328,695	821,158	917,710

Net investment income (loss)	519,662	(157,666)	288,461	292,148	144,403

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	608,299	6,092,913	(235,338)	918,483	3,013,685
Capital gain distributions from mutual funds	122,702	26,153	—	11,636	12,963
Change in unrealized appreciation on investments	6,383,810	7,322,781	400,505	8,885,186	6,893,755

Net realized and unrealized gain on investments	7,114,811	13,441,847	165,167	9,815,305	9,920,403

Net increase in net assets resulting from operations	$7,634,473	$13,284,181	$453,628	$10,107,453	$10,064,806

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2007

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$519,662	$(157,666)	$288,461	$292,148	$144,403
Net realized gain (loss) from security transactions	608,299	6,092,913	(235,338)	918,483	3,013,685
Capital gain distributions from mutual funds	122,702	26,153	—	11,636	12,963
Net change in unrealized appreciation on investments	6,383,810	7,322,781	400,505	8,885,186	6,893,755

Increase (decrease) in net assets resulting from operations	7,634,473	13,284,181	453,628	10,107,453	10,064,806

Distributions
From net investment income:
Class A	(28,638)		(16,563)
Primary Class	(79,283)		(281,751)
Class D	(66,703)

	(174,624)		(298,314)

From net realized gain on security transactions:
Class A	(73,396)	(655,757)		(137,303)	(523,901)
Primary Class	(409,561)	(8,112,612)		(1,008,843)	(4,885,132)
Class D	(238,595)

	(721,552)	(8,768,369)		(1,146,146)	(5,409,033)

Change in net assets from Fund share transactions:
Class A	222,617	736,877	205,011	309,641	465,741
Primary Class	3,026,756	5,948,341	1,020,698	2,275,244	5,644,598
Class D	(1,702,951)

Increase in net assets resulting from capital share transactions	1,546,422	6,685,218	1,225,709	2,584,885	6,110,339

Total increase in net assets	8,284,719	11,201,030	1,381,023	11,546,192	10,766,112
Net assets
Beginning of year	23,116,265	56,343,804	11,405,218	31,716,265	35,042,068

End of year	$31,400,984	$67,544,834	$12,786,241	$43,262,457	$45,808,180

Undistributed net investment income	$232,857	—	$118,356	$169,313	$12,791

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2006

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$174,624	$(904,351)	$328,245	$(125,372)	$(377,678)
Net realized gain (loss) from security transactions	(270,724)	6,681,384	(181,260)	3,812,198	8,860,277
Capital gain distributions from mutual funds	273,778	697,780		257,738
Net change in unrealized appreciation on investments	1,713,256	729,585	(332,573)	986,764	(4,171,634)

Increase (decrease) in net assets resulting from operations	1,890,934	7,204,398	(185,588)	4,931,328	4,310,965

Distributions
From net investment income:
Advisor Class			(18,753)
Class C			(353,872)

			(372,625)

From net realized gain on security transactions:
Advisor Class	(184,639)			(210,980)	(390,689)
Class C	(911,791)			(1,294,095)	(3,531,982)
Class D	(765,334)

	(1,861,764)			(1,505,075)	(3,922,671)

Change in net assets from Fund share transactions:
Advisor Class	429,671	155,617	(8,863,739)	(15,741,446)	711,916
Class C	5,274,772	(3,604,192)	6,859,362	16,131,077	2,237,970
Class D	(3,945,992)

Increase (decrease) in net assets resulting from capital share transactions	1,758,451	(3,448,575)	(2,004,377)	389,631	2,949,886

Total increase (decrease) in net assets	1,787,621	3,755,823	(2,562,590)	3,815,884	3,338,180
Net assets
Beginning of year	21,328,644	52,587,981	13,967,808	27,900,381	31,703,888

End of year	$23,116,265	$56,343,804	$11,405,218	$31,716,265	$35,042,068

Undistributed net investment income	$174,624	—	$128,209	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Year Ended May 31,		For the Period Ended May 31, 2005(2)
	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.68	$18.53	$16.78

Income from investment operations
Net investment income	0.52	0.28	0.08
Net realized and unrealized gain on investments	5.44	1.49	1.81

Total income from investment operations	5.96	1.77	1.89

Distributions
From net investment income	(0.21)		(0.11)
From net realized gain on security transactions	(0.55)	(1.62)	(0.03)

Total distributions	(0.76)	(1.62)	(0.14)

Net asset value, end of year/period	$23.88	$18.68	$18.53

Total return	32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,343	$2,414	$1,966
Ratio of expenses to average net assets	1.43%	1.56%	1.72	% (3)
Ratio of net investment income to average net assets	2.63%	1.45%	0.49	% (3)
Portfolio turnover rate	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares (1)
	For the Year Ended May 31,		For the Period Ended May 31, 2005 (2)
	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.35	$18.41	$16.78

Income from investment operations
Net investment income (loss)	0.31	0.08	(0.08)
Net realized and unrealized gain on investments	5.33	1.48	1.81

Total income from investment operations	5.64	1.56	1.73

Distributions
From net investment income	(0.11)		(0.07)
From net realized gain on security transactions	(0.55)	(1.62)	(0.03)

Total distributions	(0.66)	(1.62)	(0.10)

Net asset value, end of year/period	$23.33	$18.35	$18.41

Total return	31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,390	$11,585	$6,437
Ratio of expenses to average net assets	2.43%	2.56%	2.72	% (3)
Ratio of net investment income (loss) to average net assets	1.63%	0.45%	(0.50	)% (3)
Portfolio turnover rate	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Years Ended May 31,
	2007 (1)	2006 (1)	2005 (1)	2004		2003
For a share outstanding throughout each year
Net asset value, beginning of year	$18.55	$18.51	$16.45	$13.98		$15.31

Income from investment operations
Net investment income	0.48	0.18		0.14		0.01
Net realized and unrealized gain (loss) on investments	5.33	1.48	2.14	2.45		(1.34)

Total income (loss) from investment operations	5.81	1.66	2.14	2.59		(1.33)

Distributions
From net investment income	(0.15)		(0.05)	(0.12)
From net realized gain on security transactions	(0.55)	(1.62)	(0.03)

Total distributions	(0.70)	(1.62)	(0.08)	(0.12)

Net asset value, end of year	$23.66	$18.55	$18.51	$16.45		$13.98

Total return	31.78%	9.18%	13.01%	18.51%		(8.69)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,668	$9,117	$12,926	$19,043		$11,373
Ratio of expenses to average net assets	1.93%	2.06%	2.22%	2.08	% (2)	2.17	% (2)
Ratio of net investment income (loss) to average net assets	2.13%	0.95%	(0.01)%	0.89%		0.03%
Portfolio turnover rate	56%	100%	178%	113%		100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.09%, and 2.28%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Year Ended May 31,		For the Period Ended May 31, 2005(2)
	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss)	0.08	(0.09)	(0.13)
Net realized and unrealized gain on investments	2.92	1.81	0.89

Total income from investment operations	3.00	1.72	0.76

Distributions
From net realized gain on security transactions	(1.98)

Total distributions	(1.98)

Net asset value, end of year/period	$14.12	$13.10	$11.38

Total return	24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,421	$4,262	$3,546
Ratio of expenses to average net assets	1.59%	1.58%	1.72	% (3)(4)
Ratio of net investment income (loss) to average net assets	0.66%	(0.68)%	(1.12	)% (4)
Portfolio turnover rate	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Years Ended May 31,
	2007 (1)	2006 (1)	2005 (1)		2004		2003
For a share outstanding throughout each year
Net asset value, beginning of year	$12.85	$11.27	$10.30		$8.29		$8.99

Income from investment operations
Net investment loss	(.04)	(0.21)	(0.23)		(0.23)		(0.19)
Net realized and unrealized gain (loss) on investments	2.82	1.79	1.20		2.24		(0.51)

Total income (loss) from investment operations	2.78	1.58	0.97		2.01		(0.70)

Distributions
From net realized gain on security transactions	(1.98)

Total distributions	(1.98)

Net asset value, end of year	$13.65	$12.85	$11.27		$10.30		$8.29

Total return	23.43%	14.02%	9.42%		24.25%		(7.79)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$62,124	$52,082	$49,042		$50,454		$39,108
Ratio of expenses to average net assets	2.59%	2.58%	2.72	% (2)	2.85	% (2)	2.94	% (2)
Ratio of net investment loss to average net assets	(0.34)%	(1.68)%	(2.12)%		(2.33)%		(2.41)%
Portfolio turnover rate	81%	143%	131%		117%		97%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%, and 2.89%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Years Ended May 31,
	2007	2006	2005 (1)		2004		2003
For a share outstanding throughout each year
Net asset value, beginning of year	$10.13	$10.53	$10.63		$10.91		$10.49

Income from investment operations
Net investment income	0.32	0.43	0.20		0.06		0.16
Net realized and unrealized gain (loss) on investments	0.17	(0.46)	(0.20)		(0.15)		0.46

Total income (loss) from investment operations	0.49	(0.03)	—		(0.09)		0.62

Distributions
From net investment income	(0.31)	(0.37)	(0.10)		(0.06)		(0.20)
From net realized gain on security transactions					(0.13)

Total distributions	(0.31)	(0.37)	(0.10)		(0.19)		(0.20)

Net asset value, end of year	$10.31	$10.13	$10.53		$10.63		$10.91

Total return	4.84%	(0.24)%	0.06%		(0.88)%		5.90%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$720	$504	$9,334		$16,094		$16,131
Ratio of expenses to average net assets	1.72%	1.71%	1.37	% (2)	0.84	% (2)	0.86	% (2)
Ratio of net investment income to average net assets	3.30%	3.54%	1.92%		0.48%		1.59%
Portfolio turnover rate	30%	38%	189%		115%		77%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59%, 1.29%, and 1.27%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Year Ended May 31,		For the Period Ended May 31, 2005 (1)(2)
	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.98	$10.43	$10.62

Income from investment operations
Net investment income	0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	0.14	(0.43)	(0.19)

Total income (loss) from investment operations	0.37	(0.14)	(0.12)

Distributions
From net investment income	(0.25)	(0.31)	(0.07)

Total distributions	(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$10.10	$9.98	$10.43

Total return	3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,066	$10,901	$4,634
Ratio of expenses to average net assets	2.72%	2.71%	2.37	% (3)(4)
Ratio of net investment income to average net assets	2.30%	2.54%	0.92	% (4)
Portfolio turnover rate	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Years Ended May 31,
	2007 (1)	2006 (1)	2005 (1)		2004		2003
For a share outstanding throughout each year
Net asset value, beginning of year	$14.45	$12.76	$11.80		$9.45		$10.09

Income from investment operations
Net investment income (loss)	0.27	0.06	(0.08)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	4.22	2.32	1.04		2.39		(0.61)

Total income (loss) from investment operations	4.49	2.38	0.96		2.35		(0.64)

Distributions
From net realized gain on security transactions	(0.49)	(0.69)

Total distributions	(0.49)	(0.69)

Net asset value, end of year	$18.45	$14.45	$12.76		$11.80		$9.45

Total return	31.48%	18.83%	8.14%		24.87%		(6.34)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,373	$3,926	$18,907		$22,301		$13,317
Ratio of expenses to average net assets	1.35%	1.42%	1.58	% (2)	1.25	% (2)	1.22	% (2)
Ratio of net investment income (loss) to average net assets	1.66%	0.46%	(0.68)%		(0.37)%		(0.40)%
Portfolio turnover rate	29%	197%	165%		137%		31%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68%, 1.60%, and 1.77%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares (1)
	For the Year Ended May 31,		For the Period Ended May 31, 2005 (2)
	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss)	0.10	(0.08)	(0.20)
Net realized and unrealized gain on investments	4.12	2.28	0.70

Total income from investment operations	4.22	2.20	0.50

Distributions
From net realized gain on security transactions	(0.49)	(0.69)

Total distributions	(0.49)	(0.69

Net asset value, end of year/period	$17.89	$14.16	$12.65

Total return	30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$37,890	$27,790	$8,993
Ratio of expenses to average net assets	2.35%	2.42%	2.58	% (3)(4)
Ratio of net investment income (loss) to average net assets	0.66%	(0.54)%	(1.68	)% (4)
Portfolio turnover rate	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Year Ended May 31,		For the Period Ended May 31, 2005 (2)
	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss)	0.21	(0.05)	(0.19)
Net realized and unrealized gain on investments	4.34	2.50	1.69

Total income from investment operations	4.55	2.45	1.50

Distributions
From net realized gain on security transactions	(2.46)	(2.09)	(0.37)

Total distributions	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$19.15	$17.06	$16.70

Total return	28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets	1.51%	1.57%	1.76	% (3)(5)
Ratio of total expenses to average net assets	1.51%	1.57%	2.62	% (4)(5)
Ratio of net investment income (loss) to average net assets	1.18%	(0.28)%	(1.16	)% (5)
Portfolio turnover rate	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Primary Class Shares
	For the Years Ended May 31,
	2007(1)	2006 (1)	2005 (1)		2004		2003
For a share outstanding throughout each year
Net asset value, beginning of year	$16.73	$16.56	$14.96		$11.76		$12.92

Income from investment operations
Net investment income (loss)	0.05	(0.21)	(0.35)		(0.25)		(0.18)
Net realized and unrealized gain on investments	4.21	2.47	2.32		3.45		(0.98)

Total income (loss) from investment operations	4.26	2.26	1.97		3.20		(1.16)

Distributions
From net realized gain on security transactions	(2.46)	(2.09)	(0.37)

Total distributions	(2.46)	(2.09)	(0.37)

Net asset value, end of year	$18.53	$16.73	$16.56		$14.96		$11.76

Total return	27.58%	13.60%	13.05%		27.21%		(8.98)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,351	$31,550	$28,977		$26,186		$16,219
Ratio of operating expenses to average net assets	2.41%	2.47%	2.66	% (2)	2.59	% (2)	2.57	% (2)
Ratio of total expenses to average net assets	2.41%	2.47%	3.52	% (3)	3.40	% (3)	3.50	% (3)
Ratio of net investment income (loss) to average net assets	0.28%	(1.18)%	(2.06)%		(1.93)%		(1.79)%
Portfolio turnover rate	95%	191%	113%		70%		117%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69%, and 2.68%, respectively.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55%, and 3.49%, respectively.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

May 31, 2007

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Primary Class and Class A shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The fund seeks to achieve its objective by investing primarily in (1) underlying funds that seek to achieve an objective of high current income or total return by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) shares of investment companies (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds. In addition, the fund may invest up to 35% of its total assets in underlying funds and index securities.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The Value Fund’s investment objective is growth of capital, as well as income. The fund seeks to achieve its objective by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities and corporate bonds are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Primary Class shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is un -

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

known as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended May 31, 2007, the Advisor received $42,727, $41,044, $36,229, $38,677, and $38,944 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for Primary Class and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Primary Class shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Primary Class shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Primary Class shares of the Value Fund pay a fee of 0.90% of the Primary Class shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the year ended May 31, 2007, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$16,317,969	$14,732,126	$—	$—
Growth Fund	48,401,773	50,105,760	—	—
Income Fund	4,268,393	3,393,528	—	—
Multiple Index Fund	12,712,893	10,551,493	—	—
Value Fund	36,919,556	36,541,002	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the year ended May 31, 2007 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$302,672	$102,034	$(182,089)	$222,617	14,837	4,788	(8,864)	10,761
Primary Class	4,156,991	464,341	(1,594,576)	3,026,756	212,013	22,205	(77,139)	157,079
Class D	150,966	287,064	(2,140,981)	(1,702,951)	7,365	13,566	(103,693)	(82,762)

Growth Fund:
Class A	398,847	654,905	(316,875)	736,877	30,731	52,101	(24,322)	58,510
Primary Class	6,581,175	7,569,379	(8,202,213)	5,948,341	516,340	620,274	(641,330)	495,284

Income Fund:
Class A	285,228	16,563	(96,780)	205,011	27,976	1,632	(9,503)	20,105
Primary Class	3,290,881	278,214	(2,548,397)	1,020,698	327,390	27,814	(253,247)	101,957

Multiple Index Fund:
Class A	361,484	137,302	(189,145)	309,641	22,834	8,347	(11,710)	19,471
Primary Class	5,249,791	908,433	(3,882,980)	2,275,244	345,452	56,671	(246,398)	155,725

Value Fund:
Class A	334,233	523,395	(391,887)	465,741	19,139	31,379	(22,438)	28,080
Primary Class	5,573,821	4,440,753	(4,369,976)	5,644,598	326,924	274,121	(256,362)	344,683

At May 31, 2007, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,343,177	$5,420,589	$720,009	$5,372,650	$4,457,236
Primary Class	18,389,313	62,124,245	12,066,232	37,889,807	41,350,944
Class D	9,668,494	—	—	—	—

7.	Capital Loss Carryovers

At May 31, 2007, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	—	—
Growth Fund	—	—
Income Fund	$124,619	2012
	423,421	2013
	203,998	2014
Multiple Index Fund	—	—
Value Fund	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers, continued

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The tax character of distributions paid during 2007 and 2006 were as follows:

	2007
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$461,429	$434,747	—	$896,176
Growth Fund	—	8,768,369	—	8,768,369
Income Fund	298,314	—	—	298,314
Multiple Index Fund	122,835	1,023,311	—	1,146,146
Value Fund	131,612	5,277,421	—	5,409,033

	2006
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Capital Income Fund	$928,631	$933,133	$—	$1,861,764
Growth Fund	—	—	—	—
Income Fund	372,625	—	—	372,625
Multiple Index Fund	—	1,505,075	—	1,505,075
Value Fund	769,950	3,152,721	—	3,922,671

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax-basis components of distributable earnings at May 31, 2007 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post- October Loss	Paid-In Capital	Net Assets
Capital Income Fund	$232,857	$299,308	$9,017,808	$—	$—	$21,851,011	$31,400,984
Growth Fund	—	1,340,618	17,353,764	—	(70,487)	48,920,939	67,544,834
Income Fund	118,356	—	26,239	(752,038)	(67,914)	13,461,598	12,786,241
Multiple Index Fund	169,313	896,583	12,755,514	—	—	29,441,047	43,262,457
Value Fund	12,791	2,989,026	11,434,052	—	—	31,372,311	45,808,180

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At May 31, 2007, the Growth Fund and Income Fund had deferred capital losses occurring subsequent to October 31, 2006. For tax purposes, such losses will be deferred until the year ending May 31, 2008.

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended May 31, 2007, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Accumulated net investment income	$(286,505)	$ 157,666	—	$(122,835)	$(131,612)
Accumulated net realized gain	286,505	—	—	122,835	131,612)
Paid-in-capital	—	(157,666)	—	—	—

9.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for all entities, including pass-through entities such as the Funds, on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no material impact on the Funds’ financial statements.

In addition, in September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes that the adoption of FAS 157 will have no material impact on the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

American Pension Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities of American Pension Investors Trust (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Multiple Index Fund, and API Efficient Frontier Value Fund, collectively referred to as the “Funds”), including the schedules of investments, as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended May 31, 2004 were audited by other auditors whose report dated June 23, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the above mentioned Funds as of May 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 6, 2007

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [December 1, 2006 to May 31, 2007].

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 5/31/2007	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.43%
Actual	$1,000.00	$1,146.80	$7.65
Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.19
Primary Class				2.43%
Actual	1,000.00	1,140.90	12.97
Hypothetical (5% return before expenses)	1,000.00	1,012.81	12.19
Class D				1.93%
Actual	1,000.00	1,143.90	10.32
Hypothetical (5% return before expenses)	1,000.00	1,015.31	9.70

Growth Fund
Class A				1.59%
Actual	1,000.00	1,145.80	8.51
Hypothetical (5% return before expenses)	1,000.00	1,017.00	8.00
Primary Class				2.59%
Actual	1,000.00	1,139.40	13.81
Hypothetical (5% return before expenses)	1,000.00	1,012.02	12.99

Income Fund
Class A				1.72%
Actual	1,000.00	1,012.40	8.63
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.65
Primary Class				2.72%
Actual	1,000.00	1,006.90	13.61
Hypothetical (5% return before expenses)	1,000.00	1,011.37	13.64

Multiple Index Fund
Class A				1.35%
Actual	1,000.00	1,152.20	7.24
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.79
Primary Class				2.35%
Actual	1,000.00	1,145.80	12.57
Hypothetical (5% return before expenses)	1,000.00	1,013.21	11.80

Value Fund
Class A				1.51%
Actual	1,000.00	1,178.90	8.20
Hypothetical (5% return before expenses)	1,000.00	1,017.40	7.59
Primary Class				2.41%
Actual	1,000.00	1,173.40	13.06
Hypothetical (5% return before expenses)	1,000.00	1,012.91	12.09

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (182) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 56	President and Trustee	Since 1985	All (consisting of five portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate), Partner, Downtown Enterprises (real estate). He is the brother of Louis B. Basten III.

Louis B. Basten III Age 64	Secretary/ Treasurer and Trustee	Since 1993	All (consisting of five portfolios)	Secretary/Treasurer and Director, Yorktown Management & Research Company, Inc.; President, Mid-State Insurance; Secretary/Treasurer, The Travel Center of Virginia, Inc.; Managing Partner, The Rivermont Company (real estate). He is the brother of David D. Basten.

Mark A. Borel Age 55	Trustee	Since 1985	All (consisting of five portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); Partner, James Riviera, LLC (real estate); Partner, JBO, LLC (real estate); Partner, Combo, LLC (real estate); Partner, A & K Bo, LLC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Jamborita II, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, Schmokies (restaurant); Partner, Neighbors Place Café (restaurant); Vice-President, Winnbo Electric (electrical contractor); Partner, Tabo, LLC (real estate); Partner, HAB, LLC (real estate); Partner, PPI, LLC (real estate); Partner, New London Development Company (real estate); Partner, City Place Commercial (commercial real estate); Partner, HAB, L.L.C. (real estate); Partner, City Place Apartments (real estate); Partner, KBO,LLC (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, FATBO, LLC (shoe manufacturing)

Stephen B. Cox Age 59	Trustee	Since 1995	All (consisting of five portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 51	Trustee	Since 1995	All (consisting of five portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 54	Trustee	Since 1988	All (consisting of five portfolios)	Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals); prior to January 2003, he was Director of Operations at the same company.

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

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Item 2.	Code of Ethics.

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fee: The aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $60,500 and $63,500, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $13,000 and $13,500, respectively .

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended May 31, 2006 and May 31, 2007 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $13,000 and $13,500, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for Executive Officers of the Registrant is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: July 27, 2007

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 27, 2007

/s/ David D. Basten
David D. Basten
President

Date: July 27, 2007

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer